Borrowings	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt Disclosure	Borrowings
The following table presents a summary of short-term borrowings:

(Dollars in millions)	Dec 31, 2023	Dec 31, 2022
FHLB advances	$20,500	$18,900
Securities sold under agreements to repurchase	2,427	2,128
Securities sold short	1,625	1,551
Other short-term borrowings	276	843
Total short-term borrowings	$24,828	$23,422

The following table presents a summary of long-term debt:

(Dollars in millions)	Dec 31, 2023							Dec 31, 2022
				Stated Rate		Effective Rate(1)	Carrying Amount	Carrying Amount
	Maturity			Min	Max
Truist Financial Corporation:
Fixed rate senior notes(2)	2024	to	2034	1.13%	7.16%	4.16%	$19,808	$14,107
Floating rate senior notes	2025		2025	5.80	5.80	5.79	999	999
Fixed rate subordinated notes(2)(3)	2026		2033	3.88	6.00	4.34	1,831	1,882
Capital notes(3)	2027		2028	6.30	6.31	7.22	629	625
Structured notes(4)							—	12
Truist Bank:
Fixed rate senior notes	2024		2025	1.50	4.05	2.01	4,170	6,982
Floating rate senior notes	2024		2024	5.60	5.60	5.59	1,250	1,749
Fixed rate subordinated notes(3)	2025		2030	2.25	3.80	3.01	4,770	4,767
Fixed rate FHLB advances	2024		2034	—	2.50	0.91	1	2
Floating rate FHLB advances	2024		2024	5.63	5.74	5.69	4,200	10,800
Other long-term debt(5)							1,260	1,278
Total long-term debt							$38,918	$43,203
(1)Includes the impact of debt issuance costs and purchase accounting, and excludes hedge accounting impacts.
(2)Certain senior and subordinated notes convert from fixed to floating one year prior to maturity, and are callable within the final year of maturity at par.
(3)Subordinated and capital notes with a remaining maturity of one year or greater qualify under the risk-based capital guidelines as Tier 2 supplementary capital, subject to certain limitations.
(4)Consist of notes with various terms that include fixed or floating rate interest or returns that are linked to an equity index.
(5)Includes debt associated with finance leases, tax credit investments, and other.
The following table presents future debt maturities:

(Dollars in millions)	2024	2025	2026	2027	2028	Thereafter
Future debt maturities(1)	$9,613	$6,740	$3,996	$3,812	$1,053	$13,706
(1)Amounts include imputed interest of $2 million related to finance leases.

The Company does not consolidate certain wholly-owned trusts which were formed for the sole purpose of issuing trust preferred securities. The proceeds from the trust preferred securities issuances were invested in capital notes of the Parent Company. The Parent Company’s obligations constitute a full and unconditional guarantee of the trust preferred securities.